CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
REVENUES	$ 3,683	$ 4,293	$ 5,115
COST OF REVENUES	3,323	5,359	2,381
GROSS PROFIT (LOSS)	360	(1,066)	2,734
OPERATING EXPENSES:
General and administrative expenses	2,744	2,617	4,186
(Reversal) allowance for guarantee			(974)
Impairment loss of loan and interest receivable	1,386	1,980	194
Impairment loss of other receivables, prepayments and deposits	93	39
Impairment loss of intangible assets	202	1,230
Impairment loss of property, plant and equipment		970	60
Impairment loss of goodwill	4,740	59,440
Total operating expenses	9,165	66,276	3,466
OPERATING LOSS FROM CONTINUING OPERATIONS	(8,805)	(67,342)	(732)
OTHER INCOME (EXPENSES):
Interest income	0	0	1
Interest expense	(103)	(1,020)
Other income (expense), net	122	128	162
Gain (loss) from disposal of a subsidiary		(2)	3
Gain on change in fair value of warrant derivative liability	247	4	33
Total other income (expenses), net	266	(890)	199
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTERESTS	(8,539)	(68,232)	(533)
INCOME TAX BENEFIT (EXPENSE)	126	309	(410)
NET LOSS FROM CONTINUING OPERATIONS	(8,413)	(67,923)	(943)
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES		5	(36,116)
NET LOSS	(8,413)	(67,918)	(37,059)
Net loss attributable to non-controlling interests - discontinued operations	0	0	17,657
Net loss attributable to ordinary shareholders of TROOPS, Inc.	(8,413)	(67,918)	(19,402)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	13	4	1
Realization of foreign currency translation loss relating to disposal of a subsidiary		1	(2)
COMPREHENSIVE LOSS	(8,400)	(67,913)	(37,060)
Comprehensive loss attributable to non-controlling interests	0	0	17,657
Comprehensive loss attributable to ordinary shareholders of TROOPS, Inc.	$ (8,400)	$ (67,913)	$ (19,403)
LOSS FROM CONTINUING OPERATIONS PER SHARE
Basic	$ (0.08)	$ (0.69)	$ (0.01)
Diluted	(0.08)	(0.69)	(0.01)
LOSS FROM DISCONTINUED OPERATIONS PER SHARE
Basic	0.00	0.00	(0.23)
Diluted	0.00	0.00	(0.23)
LOSS PER SHARE:
Basic	(0.08)	(0.69)	(0.24)
Diluted	$ (0.08)	$ (0.69)	$ (0.24)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic	101,563,623	98,110,873	79,197,068
Diluted	101,563,623	98,110,873	79,197,068